12. Earnings/(loss) per share	12 Months Ended
Dec. 31, 2018
Earningsloss Per Share
Earnings/(Loss) Per Share

Note 12 — Earnings/(loss) per share

Basic and diluted earnings/(loss) per share is computed by dividing profit/(loss) for the year by the weighted-average number of ordinary shares outstanding during the period.

Potentially dilutive securities include:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016

Warrants to purchase common stock	6,733,292	6,733,292	6,733,292
Convertible promissory notes issued to underwriters and other related parties subject to possible conversion	99,243	99,243	99,243
Convertible promissory notes issued to shareholder subject to possible conversion	6,669,201	2,833,344	1,744,603
Options to purchase common stock	473,195	473,944	374,650
Total potential dilutive securities	13,974,931	10,139,823	8,951,788

The exercise price of the Company’s warrants to purchase common stock is $5.00, expiring on March 30, 2020. The warrants may be called for redemption by the Company only if the last sale price of its ordinary shares on the stock exchange equals or exceeds $15.00 per share for any 20 trading days within a 30 trading day period. During 2016, the Company recognized the forfeiture of 507,762 shares underlying warrants pursuant to the founders’ units issued at the Company’s IPO in 2011 (see note 17 — Shareholders’ Equity).

For the year ended December 31, 2018, 2017 and 2016, the warrants, and the convertible promissory notes subject to possible conversion are excluded due to their anti-dilutive effect as the strike prices are either greater than or the same as the stock price. However, for the year ended December 31, 2018, certain options to purchase common stocks vested by one director and one officer with strike price less than the stock price are included in the computation of fully diluted earnings/(loss) per share due to their dilutive effect. For the years ended December 31, 2017 and 2016, options to purchase common stock are excluded from the computation of diluted earnings/(loss) per share as their effect is anti-dilutive.

The following reflects the basic and diluted earnings/(loss) per share for the year ended December 31:

Basic earnings/(loss) per share	2018	2017	2016*

From continuing operations	$0.53	$(1.50)	$(0.17)
From discontinued operations	–	(0.39)	(0.12)
Total basic earnings/(loss) per share	$0.53	$(1.89)	$(0.29)

Diluted earnings/(loss) per share	2018	2017	2016*

From continuing operations	$0.51	$(1.50)	$(0.17)
From discontinued operations	–	(0.39)	(0.12)
Total diluted earnings/(loss) per share	$0.51	$(1.89)	$(0.29)

The earnings/(loss) and weighted average number of ordinary shares used in the calculation of basic earnings/(loss) per share for the year ended December 31 are as follows:

Basic earnings/(loss) per share	2018	2017	2016*
Earnings/(loss) from continuing operations used in the calculation of basic earnings/(loss) per share	$1,016,941	$(2,933,067)	$(339,697)
Earnings/(loss) from discontinued operations used in the calculation of basic earnings/(loss) per share from discontinued operations	–	(363,934)	(225,447)
Earnings/(loss) on sale of subsidiary	–	(135,200)	–
Earnings/(loss) on foreign currency exchange on discontinued operations	–	(254,935)	–
Earnings/(loss) used in the calculation of basic earnings/(loss) per share	$1,016,941	$(3,687,136)	$(565,144)
Weighted average number of ordinary shares for basic earnings/(loss) per share	1,903,723	1,949,061	1,954,651

The loss and weighted average number of ordinary shares used in the calculation of diluted earnings/(loss) per share for the year ended December 31 are as follows:

Diluted earnings/(loss) per share	2018	2017	2016*
Earnings/(loss) from continuing operations used in the calculation of diluted earnings/(loss) per share	$1,016,941	$(2,933,067)	$(339,697)
Earnings/(loss) used in the calculation of diluted earnings/(loss) per share	1,016,941	(2,933,067)	(339,697)
Earnings/(loss) from discontinued operations used in the calculation of basic earnings/(loss) per share from discontinued operations	–	(363,934)	(225,447)
Earnings/(loss) on sale of subsidiary	–	(135,200)	–
Earnings/(loss) on foreign currency exchange on discontinued operations	–	(254,935)	–
Earnings/(loss) used in the calculation of diluted earnings/(loss) per share	$1,016,941	$(3,687,136)	$(565,144)
Weighted average number of ordinary shares used in the calculation of basic earnings/(loss) per share	1,903,723	1,949,061	1,954,651
Weighted average number of ordinary shares used in the calculation of diluted earnings/(loss) per share	1,997,928	1,949,061	1,954,651

*	Restated for discontinued operations (see note 9 — Discontinued Operations)